Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Auditors remuneration [Line Items]
Other assurance services	$ 1,343	$ 1,849	$ 1,508
Total assurance services	23,193	15,867	15,842
Other services	657	631	1,091
Total fees	23,850	16,498	16,933
Parent [Member]
Auditors remuneration [Line Items]
Audit	3,909	3,381	3,126
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [Line Items]
Audit	13,902	7,040	7,715
Audit-related assurance services [member]
Auditors remuneration [Line Items]
Audit	4,039	3,597	3,493
Corporate finance [member]
Auditors remuneration [Line Items]
Other services	104	42	276
Other services [member]
Auditors remuneration [Line Items]
Other services	$ 553	$ 589	$ 815